Payables and accruals (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Payables and accruals
Trade payables	SFr 1,787,287	SFr 983,545
Social security and other taxes	203,288	171,876
Accrued expenses	1,856,570	1,336,506
Total payables and accruals	SFr 3,847,145	SFr 2,491,927
Maturity period of payables	3 months